Financial Instruments carried at Fair Value - Carrying Value of The Financial Instruments held at Fair Value (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Quoted prices in active market (Level 1)
Carrying Value of The Financial Instruments held at Fair Value [Line Items]
Transfers from Level 1 to Level 2 on trading assets based on liquidity testing procedures	€ (1,500)	€ 0
Valuation technique observable parameters (Level 2)
Carrying Value of The Financial Instruments held at Fair Value [Line Items]
Transfers from Level 1 to Level 2 on trading assets based on liquidity testing procedures	€ 1,500	€ 0